Inventory, Net - Schedule of Inventory, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 936	$ 654	$ 528
Raw materials	73	51
Less: Inventory reserve	(81)	(31)	(49)
Total Inventory, net	$ 928	$ 674	$ 479